Note 12 - Income Taxes - Effective Income Tax (Details) - USD ($)	12 Months Ended
	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018
“Expected” income taxes (benefit)	$ (1,281,668)	$ (1,191,776)	$ 243,772
Remeasurement of deferred taxes related to the Tax Act	0	0	1,272,517
State income taxes, net of federal benefit	(139,736)	(12,875)	2,641
Meals and Entertainment	7,317	17,999	24,661
Provision to return reconciliation adjustment	350	6,400	(57,118)
Excess tax benefits related to share-based compensation	14,473	(90,603)	0
Non-deductible officers' compensation	0	31,456	0
Other differences, net	6,088	3,434	964
Change in valulation allowance	1,411,217	1,230,160	(1,504,088)
Income tax expense (benefit)	$ 18,041	$ (5,805)	$ (16,651)